Cash and cash equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Cash in hand	$262	$-
Cash at bank	$91,994	$693,456
Fixed deposit with licensed bank	$18,159	$19,168
Total cash and cash equivalent	$110,415	$712,624

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Cash at bank	$693,456	$2,234
Fixed deposit with licensed bank	$19,168	$-
Total cash and cash equivalent	$712,624	$2,234